Legg Mason Target Retirement 2015
Legg Mason Target Retirement 2015
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
From the date of this Prospectus until five years after the fund's target retirement date of 2015 (the "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 115 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 84 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Target Retirement 2015 (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none	none
Small account fee ($)	[2]	15.00		15.00	none	none	none	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2015		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.77%	5.61%	5.60%	5.61%	5.61%	[1]	5.68%	5.60%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	6.71%	7.30%	6.54%	6.80%	7.30%		6.37%	6.29%
Fees waived and/or expenses reimbursed	[3]	(5.56%)	(5.40%)	(5.39%)	(5.40%)	(5.40%)		(5.52%)	(5.54%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example - Legg Mason Target Retirement 2015 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,976	3,223	6,159
Class C	293	1,664	3,068	6,305
Class FI	117	1,455	2,751	5,822
Class R	143	1,527	2,861	5,993
Class R1	193	1,664	3,068	6,305
Class I	87	1,396	2,669	5,703
Class IS	77	1,372	2,634	5,649

Number of years you own your shares ($)
Expense Example, No Redemption - Legg Mason Target Retirement 2015 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,976	3,223	6,159
Class C	193	1,664	3,068	6,305
Class FI	117	1,455	2,751	5,822
Class R	143	1,527	2,861	5,993
Class R1	193	1,664	3,068	6,305
Class I	87	1,396	2,669	5,703
Class IS	77	1,372	2,634	5,649

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income, inflation-hedging and short-term defensive instruments—and investment styles. The fund is designed for investors expecting to retire around 2015. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2015, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, the subadviser, in its discretion, may adjust the fund's asset mix as often as daily and may vary the fund's allocation substantially from the Target Allocation. The fund's Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Inflation- Hedging Funds
Target Retirement 2015	58%	37%	5%

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
-45	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-40	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
	93.6%	0.0%	6.4%	0.0%
-35	93.6%	0.0%	6.4%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	92.0%	0.0%	8.0%	0.0%
	90.1%	0.0%	9.9%	0.0%
-30	87.7%	0.0%	12.3%	0.0%
	85.6%	0.0%	14.4%	0.0%
	83.5%	0.0%	16.5%	0.0%
	81.4%	0.0%	18.6%	0.0%
	79.4%	0.0%	20.6%	0.0%
-25	77.5%	0.0%	22.5%	0.0%
	76.6%	0.0%	23.4%	0.0%
	74.9%	0.0%	25.1%	0.0%
	73.1%	0.0%	26.9%	0.0%
	72.2%	0.0%	27.8%	0.0%
-20	67.2%	5.0%	27.8%	0.0%
	66.1%	5.0%	28.9%	0.0%
	65.2%	5.0%	29.8%	0.0%
	64.3%	5.0%	30.7%	0.0%
	63.4%	5.0%	31.6%	0.0%
-15	61.6%	5.0%	33.4%	0.0%
	60.6%	5.0%	34.4%	0.0%
	59.9%	5.0%	35.1%	0.0%
	58.4%	5.0%	36.6%	0.0%
	57.3%	5.0%	37.7%	0.0%
-10	56.2%	5.0%	38.8%	0.0%
	55.0%	5.0%	40.0%	0.0%
	53.9%	5.0%	41.1%	0.0%
	52.8%	5.0%	42.2%	0.0%
	51.7%	5.0%	43.3%	0.0%
-5	51.7%	5.0%	43.3%	95.0%
	49.4%	5.0%	45.6%	95.0%
	48.3%	5.0%	46.7%	95.0%
	47.2%	5.0%	47.8%	95.0%
	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
	43.8%	5.0%	51.2%	95.0%
	42.7%	5.0%	52.3%	95.0%
	41.5%	5.0%	53.5%	95.0%
	40.4%	5.0%	54.6%	95.0%
+5	39.3%	5.0%	55.7%	0.0%
	38.2%	5.0%	56.8%	0.0%
	37.0%	5.0%	58.0%	0.0%
	35.9%	5.0%	59.1%	0.0%
	34.8%	5.0%	60.2%	0.0%
+10	33.7%	5.0%	61.3%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+15	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+20	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%
+25	32.5%	5.0%	62.5%	0.0%
	32.5%	5.0%	62.5%	0.0%

During the time that the fund's asset allocations track the glide path, the fund's asset mix will gradually become more conservative until approximately 2030, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period.

The fund has applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit it to invest in instruments other than securities. If that relief is granted, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation).

As of the date of this Prospectus, the fund currently is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets. The subadviser will revert to managing the fund according to the Target Allocation at the end of the Dynamic Rebalancing Period after December 31, 2019.

Static allocation period

The fund's Target Allocation will become static 15 years after the target date. At this time, when the fund's Target Allocation will match the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2030. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

As of the date of this Prospectus, the Retirement Fund's Target Allocation is 35% in equity, 60% in fixed income and 5% in inflation-hedging funds.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund's investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

During the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund engages in short sales of futures related to any of the fund's long-term investments in order to reduce the fund's exposure to these long-term investments, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund increases its exposure to short-term defensive instruments to a greater level than the standard Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities. In conjunction with selling shares of ETFs and other liquid securities, or as an alternative, if the fund is granted exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. Then, the subadviser would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price that the fund receives from selling an investment or engaging in short sales of futures or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or futures that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 24.19% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 22.76% Russell 1000 Index, 22.24% Barclays Capital U.S. Aggregate Index (an index of fixed income securities), 15.00% Barclays Capital Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5.00% Russell 2000 Index, 4.54% MSCI Emerging Markets Index and 1.27% Barclays Capital U.S. High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays Capital U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.05 Worst quarter (03/31/2009): (10.54) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.75
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2015	1 year	Since inception	Inception date
Class C	12.11%	3.75%	Aug. 29, 2008
Class C Return after taxes on distributions	11.53%	2.92%
Class C Return after taxes on distributions and sale of fund shares	7.87%	2.68%
Class A	7.46%	1.91%	Aug. 29, 2008
Class FI	13.97%	4.54%	Aug. 29, 2008
Class R	13.67%	4.27%	Aug. 29, 2008
Class I	14.28%	4.84%	Aug. 29, 2008
Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes)	10.94%	5.36%
Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses or taxes)	12.06%	4.68%

Prior to the date of this Prospectus, the fund had different investment objectives and investment strategies. The fund's historical performance is based on the fund's former investment objectives and strategies.

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.